Boston Partners Small Cap Value Fund II
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communication Services - 3.0%
Cargurus, Inc. (a)	221,334	$ 6,609,033
EverQuote, Inc. - Class A (a)	157,790	3,035,880
Magnite, Inc. (a)	701,469	10,052,051
Stagwell, Inc. (a)(b)	698,907	4,899,338
		24,596,302

Consumer Discretionary - 11.3%
American Eagle Outfitters, Inc. (b)	253,742	4,009,124
Asbury Automotive Group, Inc. (a)	13,355	2,506,867
Brinker International, Inc. (a)	22,963	3,269,472
Carriage Services, Inc.	117,322	4,832,493
Cavco Industries, Inc. (a)	7,268	3,899,427
Churchill Downs, Inc.	42,725	3,726,047
Covista, Inc. (a)	70,292	8,280,398
Frontdoor, Inc. (a)	74,025	4,594,732
Grand Canyon Education, Inc. (a)	50,855	7,620,622
Green Brick Partners, Inc. (a)	55,658	3,743,557
Group 1 Automotive, Inc. (b)	16,818	5,320,206
Laureate Education, Inc. (a)	202,237	6,469,562
Lear Corp.	34,080	4,877,530
Murphy USA, Inc.	15,682	7,935,562
Taylor Morrison Home Corp. (a)	69,374	4,058,379
Valvoline, Inc. (a)(b)	142,614	4,813,222
Visteon Corp.	44,071	5,213,159
Winnebago Industries, Inc. (b)	70,460	2,091,957
Wyndham Hotels & Resorts, Inc.	61,933	4,970,742
		92,233,058

Consumer Staples - 1.3%
Nature's Sunshine Products, Inc. (a)	156,187	3,323,660
PriceSmart, Inc. (b)	20,275	3,446,547
Spectrum Brands Holdings, Inc.	47,277	3,720,227
		10,490,434

Energy - 7.5%
Archrock, Inc.	151,065	5,059,167
Bristow Group, Inc.	103,542	4,311,489
Cactus, Inc. - Class A (b)	80,648	4,680,810
Helix Energy Solutions Group, Inc. (a)	564,006	5,273,456
Kosmos Energy Ltd. (a)	922,384	2,582,675
National Energy Services Reunited Corp. (a)	397,827	9,687,088
Range Resources Corp.	55,331	2,155,142
SM Energy Co.	155,656	4,780,196
South Bow Corp. (b)	93,039	3,345,682
Tidewater, Inc. (a)(b)	88,688	6,517,681
Viper Energy, Inc. - Class A	97,521	4,437,206
Weatherford International PLC	75,203	7,794,039
		60,624,631

Financials - 26.6% (c)
AMERISAFE, Inc.	49,796	1,526,247
Assured Guaranty Ltd.	65,541	4,863,798

Axis Capital Holdings Ltd.	54,331	5,157,642
Axos Financial, Inc. (a)	56,556	4,915,282
Baldwin Insurance Group, Inc. - Class A (a)	105,087	2,040,790
Bar Harbor Bankshares	140,197	4,898,483
BGC Group, Inc. - Class A	424,917	4,440,383
Byline Bancorp, Inc.	176,721	5,847,698
Citizens Community Bancorp, Inc.	166,175	3,389,970
Columbia Banking System, Inc. (b)	123,967	3,674,382
ConnectOne Bancorp, Inc.	143,222	4,306,686
Credit Acceptance Corp. (a)(b)	7,144	4,098,084
CVB Financial Corp.	183,605	3,738,198
Essent Group Ltd.	59,530	3,446,192
Euronet Worldwide, Inc. (a)(b)	44,924	3,256,091
EVERTEC, Inc.	99,115	2,425,344
EZCORP, Inc. - Class A (a)	106,898	3,339,493
Federal Agricultural Mortgage Corp. - Class C	51,051	9,076,357
First American Financial Corp.	112,745	7,467,101
First Bancorp/Southern Pines NC	84,325	4,960,840
First Mid Bancshares, Inc.	114,050	5,023,902
FirstCash Holdings, Inc.	61,889	13,610,010
Global Indemnity Group LLC - Class A	105,992	2,860,724
Hamilton Insurance Group Ltd. - Class B	121,576	3,599,865
Hancock Whitney Corp. (b)	98,649	6,719,970
Heritage Financial Corp.	156,383	4,261,437
Home BancShares, Inc. (b)	182,801	4,891,755
James River Group Holdings, Inc.	597,833	2,337,527
Nicolet Bankshares, Inc.	54,011	7,576,123
Northeast Bank	72,999	9,178,894
Northrim BanCorp, Inc.	148,825	3,677,466
Old Second Bancorp, Inc.	324,461	6,917,508
Oppenheimer Holdings, Inc. - Class A	76,319	6,996,163
PennyMac Mortgage Investment Trust	290,146	3,034,927
Preferred Bank	68,182	6,533,199
Red River Bancshares, Inc.	55,862	5,078,973
Redwood Trust, Inc.	428,149	2,320,568
Silvercrest Asset Management Group, Inc. - Class A	170,211	1,928,491
SLM Corp.	255,413	5,649,736
South Plains Financial, Inc.	74,998	3,044,169
Stewart Information Services Corp.	77,863	5,059,538
StoneX Group, Inc. (a)	124,647	14,128,737
WEX, Inc. (a)	37,713	5,466,876
		216,765,619

Health Care - 7.2%
Addus HomeCare Corp. (a)	49,269	4,516,982
Aveanna Healthcare Holdings, Inc. (a)	510,743	3,662,027
Catalyst Pharmaceuticals, Inc. (a)	223,425	6,977,563
Envista Holdings Corp. (a)	138,875	3,270,506
Guardian Pharmacy Services, Inc. - Class A (a)	211,260	8,184,213
Haemonetics Corp. (a)	77,137	5,230,660
Halozyme Therapeutics, Inc. (a)(b)	80,858	5,380,291
ICON PLC (a)	28,700	3,905,209
Lantheus Holdings, Inc. (a)	69,407	6,892,115
MiniMed Group, Inc. (a)(b)	124,597	1,500,148
Omnicell, Inc. (a)	119,710	5,283,999
Option Care Health, Inc. (a)	184,392	3,848,261
		58,651,974

Industrials - 16.6%

ABM Industries, Inc.	93,287	3,643,790
Atkore, Inc.	35,558	2,944,558
Atmus Filtration Technologies, Inc.	68,061	3,183,894
AZZ, Inc.	28,419	3,851,059
Brady Corp. - Class A	37,937	3,265,617
Brink's Co.	80,258	8,348,437
CBIZ, Inc. (a)	108,502	3,602,266
Civeo Corp. (a)	118,765	4,055,825
Columbus McKinnon Corp.	150,868	2,407,853
CRA International, Inc.	27,270	3,783,712
EnerSys	26,015	5,930,640
Esab Corp.	31,316	2,894,538
First Advantage Corp. (a)	466,455	7,463,280
FTI Consulting, Inc. (a)	14,748	2,259,099
Gibraltar Industries, Inc. (a)	109,875	4,246,669
Granite Construction, Inc. (b)	50,892	6,964,061
Huron Consulting Group, Inc. (a)	46,548	4,998,790
IBEX Holdings Ltd. (a)	202,954	6,421,465
Karat Packaging, Inc.	118,322	3,208,893
Kirby Corp. (a)	27,389	3,850,620
Korn Ferry	49,051	3,432,589
Landstar System, Inc.	23,785	4,921,116
Limbach Holdings, Inc. (a)(b)	45,329	3,510,731
LSI Industries, Inc.	254,704	6,171,478
Matson, Inc.	39,768	7,209,938
Maximus, Inc.	83,551	5,174,313
Mayville Engineering Co., Inc. (a)	198,187	5,321,321
Robert Half, Inc. (b)	89,116	2,623,575
Sensata Technologies Holding PLC	184,893	9,131,865
		134,821,992

Information Technology - 17.1%
A10 Networks, Inc. (b)	202,459	6,102,114
Adeia, Inc.	351,425	9,390,076
ADTRAN Holdings, Inc. (a)	228,856	3,787,567
Arrow Electronics, Inc. (a)	17,945	3,851,535
Avnet, Inc.	74,220	6,451,945
Axcelis Technologies, Inc. (a)(b)	37,569	5,650,753
Bel Fuse, Inc. - Class B	46,332	12,719,061
Belden, Inc.	42,051	4,418,719
Benchmark Electronics, Inc.	108,225	9,140,683
Cirrus Logic, Inc. (a)	29,740	5,054,313
Daktronics, Inc. (a)	235,011	4,860,027
Diodes, Inc. (a)	45,914	4,835,662
Dolby Laboratories, Inc. - Class A	52,614	2,936,387
ePlus, Inc. (b)	34,239	2,810,680
Extreme Networks, Inc. (a)	233,362	6,186,427
InterDigital, Inc. (b)	20,396	5,141,628
Ituran Location and Control Ltd.	58,636	3,843,590
OSI Systems, Inc. (a)(b)	14,896	3,228,708
Pegasystems, Inc.	85,625	3,059,381
Penguin Solutions, Inc. (a)	290,314	16,208,231
Photronics, Inc. (a)	122,386	3,959,187
Teradata Corp. (a)	107,576	3,662,963
Ultra Clean Holdings, Inc. (a)	67,360	5,763,995
Veeco Instruments, Inc. (a)(b)	63,831	3,679,219
Vontier Corp.	97,178	2,757,912
		139,500,763

Materials - 3.7%
Commercial Metals Co. (b)	90,648		6,893,780
Element Solutions, Inc.	158,898		6,742,042
Graphic Packaging Holding Co. (b)	195,644		2,202,951
Methanex Corp.	60,491		3,575,018
Myers Industries, Inc.	160,814		3,666,559
NewMarket Corp.	5,439		4,207,502
OR Royalties, Inc.	84,557		3,129,455
			30,417,307

Real Estate - 1.8%
BRT Apartments Corp.	91,371		1,323,966
Cousins Properties, Inc.	93,030		2,494,134
CTO Realty Growth, Inc. (b)	125,527		2,579,580
Essential Properties Realty Trust, Inc.	149,296		4,565,471
First Industrial Realty Trust, Inc.	65,055		4,024,953
			14,988,104
TOTAL COMMON STOCKS (Cost $622,444,814)			783,090,184

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.8%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)	55,089,377		55,089,377
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $55,089,377)			55,089,377

TOTAL INVESTMENTS - 102.9% (Cost $677,534,191)			838,179,561
Liabilities in Excess of Other Assets - (2.9)%		(0.02888)	(23,524,532)
TOTAL NET ASSETS - 100.0%			$ 814,655,029

Percentages are stated as a percent of net assets. LLC – Limited Liability Company PLC – Public Liability Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $53,399,090.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Boston Partners Small Cap Value Fund II has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 783,090,184	$ –	$ –	$ 783,090,184
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	55,089,377
Total Investments	$ 783,090,184	$ –	$ –	$ 838,179,561

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.